Operating Segment and Revenue Information - Schedule of Revenue by Type of Good or Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,505,720	¥ 4,581,551	¥ 4,263,762
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	4,423,111	4,495,972	4,163,652
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 82,609	¥ 85,579	¥ 100,110